Related party transactions (Details)					1 Months Ended	12 Months Ended
	Oct. 09, 2025 EquityInstruments	Sep. 30, 2025 EquityInstruments $ / shares	Sep. 27, 2024 $ / shares shares	Sep. 12, 2023 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 03, 2021 $ / shares
Disclosure of transactions between related parties [line items]
Exercise price, warrants									$ 287.5
Shares issued (in shares) | shares			5,440,000		5,440,000	3,233,593	5,003,184	1,665,124
Issue of equity, price per share			$ 2.5		$ 2.5
September 2024 securities purchase agreements
Disclosure of transactions between related parties [line items]
Number of ordinary shares called by warrants | shares					5,440,000		5,440,000
Exercise price, warrants					$ 2.5		$ 2.5
Warrants, number of warrants which became exercisable | EquityInstruments	720,000	4,673,562
Warrants, period during which warrants are exercisable after exercise date					1 year
Existing shareholders Heritage Assets SCSP, Ropemaker Nominees Limited, Garth Ritchie and Carlo Calabria | September 2024 securities purchase agreements
Disclosure of transactions between related parties [line items]
Number of ordinary shares called by warrants | shares			5,440,000
Exercise price, warrants			$ 2.5
Warrants, number of warrants which became exercisable | EquityInstruments	720,000	4,673,562
Warrants, period during which warrants are exercisable after exercise date			1 year
Lt General VL Jamieson
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $						$ 0	$ 0	$ 100,000
General S Wilson
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $						$ 0	0	100,000
Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria
Disclosure of transactions between related parties [line items]
Number of shares sold | shares				317,407
Number of shares purchasable on exercise of warrants issued | shares				317,407
Offering price per ordinary share and accompanying warrant				$ 0.78
Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria | 2023 Investor warrants
Disclosure of transactions between related parties [line items]
Exercise price, warrants		$ 0.78				$ 0.78
Notion Capital | Andy Leaver and Rob Soffel
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $						$ 547,200	$ 295,930	$ 0